Litigation and Arbitration Proceedings (Details) - Action for which we are defendant - Product liabilities € in Thousands	May 12, 2022 EUR (€)	Mar. 17, 2022 EUR (€) claimant	Jun. 30, 2022 trial
Zantac product litigation in the US
Disclosure of Legal and Arbitral Proceedings [Line Items]
Number of trial | trial			1
Depakine product litigation in France
Disclosure of Legal and Arbitral Proceedings [Line Items]
Loss of opportunity, percentage	70.00%
Losses on litigation judgement	€ 450
Depakine product litigation in Spain
Disclosure of Legal and Arbitral Proceedings [Line Items]
Losses on litigation judgement		€ 3,000
Number of claimants | claimant		3